Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2012
Other Intangible Assets [Abstract]
Schedule of gross carrying amount and accumulated amortization relating to intangible assets excluding goodwill
The gross carrying amount and accumulated amortization relating to intangible assets, excluding goodwill, is as follows (in millions):

		September 30,
		2012		2011
	Weighted Avg. Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	11.7	$873.9	$(153.6)	$801.9	$(76.4)
Favorable contracts	10.4	42.2	(18.8)	41.8	(10.7)
Technology and patents	8.1	14.3	(3.2)	14.3	(1.4)
Trademarks and tradenames	30.2	30.3	(6.4)	30.1	(2.8)
Non-compete agreements	2.0	5.1	(4.1)	5.1	(2.5)
License costs	10.0	15.9	(0.5)	—	—
Total	12.1	$981.7	$(186.6)	$893.2	$(93.8)

Estimated intangible asset future amortization expense	Estimated intangible asset amortization expense for the succeeding five fiscal years is as follows (in millions):

Fiscal 2013	$91.8
Fiscal 2014	88.6
Fiscal 2015	84.7
Fiscal 2016	84.0
Fiscal 2017	84.0